Cash flow information	9 Months Ended
Mar. 31, 2023
Statement of cash flows [abstract]
Cash flow information	Cash flow information

(in U.S. dollars, in thousands) (a) Reconciliation of cash and cash equivalents	As of March 31, 2023	As of June 30, 2022
Cash at bank	48,396	60,034
Deposits at call	403	413
	48,799	60,447

(in U.S. dollars, in thousands)	Nine Months Ended March 31,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2023	2022
Loss for the period	(59,970)	(69,892)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	3,180	3,309
Foreign exchange losses/(gains)	363	10
Gain on derecognition of right-of-use assets	(76)	—
Finance costs	15,670	12,936
Remeasurement of contingent consideration	(7,307)	(601)
Remeasurement of warrant liabilities	1,229	(3,048)
Equity settled share-based payment	2,548	4,445
Deferred tax benefit	(172)	(187)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(734)	(1,093)
Decrease/(increase) in prepayments	826	901
Decrease/(increase) in tax incentive recoverable	(3,113)	—
Increase/(decrease) in trade creditors and accruals	605	691
Increase/(decrease) in provisions	(40)	641
Net cash outflows used in operations	(46,991)	(51,888)